Note 20 - Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Earnings per share [text block]
	Year ended December 31,
(in thousands of euro, except for data share)	2017	2018	2019
Net income (loss)	(48,385)	3,049	(20,759)
Weighted average number of ordinary shares in circulation	54,351,967	58,776,712	66,908,389
Basic income (loss) per share (€ per share)	(0.89)	0.05	(0.31)
	Year ended December 31,
(in thousands of euro, except for data share)	2017	2018	2019
Net income (loss)	(48,385)	3,049	(20,759)
Weighted average number of ordinary shares in circulation	54,351,967	58,776,712	66,908,389
Adjustment for share instruments	-	570	-
Diluted income (loss) per share (€ per share)	(0.89)	0.05	(0.31)